Exploration and evaluation of oil and gas reserves	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Of Oil And Gas Reserves
Exploration and evaluation of oil and gas reserves

26.	Exploration and evaluation of oil and gas reserves

The exploration and evaluation activities include the search for oil and gas reserves from the date of obtaining the legal rights to explore a specific area to the declaration of the technical and commercial viability of the reserves.

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	2021	2020
Property plant and equipment
Opening Balance	3,024	4,262
Additions	459	428
Write-offs	(188)	(197)
Transfers	(1,097)	(494)
Cumulative translation adjustment	(204)	(975)
Closing Balance	1,994	3,024
Intangible Assets (**)	2,576	14,526
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,570	17,550
(*) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.
(**)	The amount of the signature bonuses paid in the Surplus Oil of Transfer of Rights Agreement was transferred from intangible assets to property, plant and equipment after the Búzios Co-participation Agreement came into effect, as described in Note 24.1.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2021	2020	2019
Exploration costs recognized in the statement of income
Geological and geophysical expenses	358	296	477
Exploration expenditures written off (includes dry wells and signature bonuses)	248	456	308
Contractual penalties	47	38	4
Other exploration expenses	34	13	10
Total expenses	687	803	799
Cash used in:			0
Operating activities	393	307	485
Investment activities	555	532	17,265
Total cash used	948	839	17,750

Exploration expenditures written off arise from projects without economic feasibility. In 2021, write-offs were mainly related to exploratory wells in the concessions of Golfinho and Marlim Leste and in the Campos and Potiguar basins.

In 2021, the Company recognized provisions arising from potential contractual penalties for non-compliance with minimum percentages of local content in 158 blocks for which the exploratory phases were concluded (186 blocks in 2020).

26.1.	Accounting policy for exploration and evaluation of oil and gas reserves

The costs incurred in connection with the exploration, appraisal and development of crude oil and natural gas production are accounted for using the successful efforts method of accounting, as set out below:

• Geological and geophysical costs related to exploration and appraisal activities incurred until economic and technical feasibility can be demonstrated are expensed.

• Amounts paid for obtaining concessions for exploration of crude oil and natural gas (capitalized acquisition costs) are initially capitalized as intangible assets and are transferred to property, plant and equipment once the technical and commercial feasibility can be demonstrated. More information on intangible assets accounting policy, see note 24.

• Costs directly attributable to exploratory wells, including their equipment and installations, pending determination of proved reserves are capitalized within property, plant and equipment. In some cases, exploratory wells have discovered oil and gas reserves, but at the moment the drilling is completed they are not yet able to be classified as proved. In such cases, the expenses continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well and progress on assessing the reserves and the economic and operating viability of the project is under way (for more information see note 26.2).

• An internal commission of technical executives of the Company reviews these conditions monthly for each well, by analysis of geoscience and engineering data, existing economic conditions, operating methods and government regulations. For additional information on proved reserves estimates, see note 4.1.

• Costs related to exploratory wells drilled in areas of unproved reserves are charged to expense when determined to be dry or uneconomic by the aforementioned internal commission.

• Costs related to the construction, installation and completion of infrastructure facilities, such as drilling of development wells, construction of platforms and natural gas processing units, construction of equipment and facilities for the extraction, handling, storing, processing or treating crude oil and natural gas, pipelines, storage facilities, waste disposal facilities and other related costs incurred in connection with the development of proved reserve areas are capitalized within property, plant and equipment.

26.2.	Aging of Capitalized Exploratory Well Costs

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

Aging of capitalized exploratory well costs (*)	2021	2020
Exploratory well costs capitalized for a period of one year	136	118
Exploratory well costs capitalized for a period greater than one year	1,858	2,906
Total capitalized exploratory well costs	1,994	3,024
Number of projects relating to exploratory well costs capitalized for a period greater than one year	22	38

	Capitalized costs (2021)	Number of wells
2020	49	2
2017	39	1
2016 and previous years	1,770	31
Exploratory well costs that have been capitalized for a period greater than one year	1,858	34

(*) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.

Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 22 projects comprising (i) US$ 1,858 for wells in areas in which there has been ongoing drilling or firmly planned drilling activities in the near term and for which an evaluation plan (“Plano de Avalia”) has been submitted for approval by ANP; and (ii) US$ 415 relate to costs incurred to evaluate the reserves and their potential development.